Expense Example {- Fidelity Digital Health ETF} - NF_06.30 Fidelity Factor ETFs Combo PRO -01 - Fidelity Digital Health ETF - Fidelity Digital Health ETF	Oct. 01, 2021 USD ($)
Expense Example:
1 year	$ 40
3 years	$ 125